Intangible Assets	12 Months Ended
Mar. 31, 2014
Intangible Assets
Intangible Assets

Note 7 — Intangible Assets

Our intangible assets consist of the following:

		March 31, 2014		March 31, 2013
				Gross Carrying
	Amortizable	Gross Carrying	Accumulated	Amount	Accumulated
	Lives	Amount	Amortization	(Note 2)	Amortization
			(in thousands)
Amortizable -
Customer relationships (1)	3–20 years	$697,405	$83,261	$405,160	$30,959
Water facility development agreement	5 years	14,000	2,100	—	—
Lease and other agreements	5–8 years	23,920	13,190	15,210	7,018
Non-compete agreements	2–7 years	14,161	6,388	11,509	2,871
Trade names	1–10 years	15,489	3,081	2,784	326
Debt issuance costs	5–10 years	44,089	8,708	19,494	2,981
Total amortizable		809,064	116,728	454,157	44,155

Non-amortizable -
Trade names		22,620		31,430
Total		$831,684	$116,728	$485,587	$44,155

(1)         The weighted-average remaining amortization period for customer relationship intangible assets is approximately nine years.

Amortization expense was as follows:

	Year Ended March 31,
Recorded in	2014	2013	2012
	(in thousands)
Depreciation and amortization	$60,855	$29,657	$4,538
Cost of sales	6,172	5,285	800
Interest expense	5,727	3,375	1,277
Loss on early extinguishment of debt	—	5,769	—
	$72,754	$44,086	$6,615

Expected amortization of our intangible assets is as follows (in thousands):

Year Ending March 31,
2015	$88,970
2016	83,449
2017	76,826
2018	72,857
2019	66,826
Thereafter	303,408
$692,336